Costs (Tables)	12 Months Ended
Dec. 31, 2019
Costs
Schedule of information about purchase, services and other charges

(€ million)	2019	2018	2017
Production costs - raw, ancillary and consumable materials and goods	36,272	41,125	35,907
Production costs - services	11,589	10,625	12,228
Lease expense and other	1,478	1,820	1,684
Net provisions for contingencies	858	1,120	886
Charges for price variation on overliftling and underlifting operations			145
Other expenses	879	1,130	931
	51,076	55,820	51,781
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(197)	(192)	(224)
- capitalized direct costs associated with self-constructed assets - intangible assets	(5)	(6)	(9)
	50,874	55,622	51,548

Schedule of information about payroll and related costs

Payroll and related costs

(€ million)	2019	2018	2017
Wages and salaries	2,417	2,409	2,447
Social security contributions	449	448	441
Cost related to employee benefit plans	85	220	113
Other costs	213	170	162
	3,164	3,247	3,163
less:
- capitalized direct costs associated with self-constructed assets - tangible assets	(152)	(142)	(202)
- capitalized direct costs associated with self-constructed assets - intangible assets	(16)	(12)	(10)
	2,996	3,093	2,951

Schedule of information about average number of employees

The Group average number and breakdown of employees by category is reported below:

	2019		2018		2017
(number)	Subsidiaries	Joint operations	Subsidiaries	Joint operations	Subsidiaries	Joint operations
Senior managers	1,014	16	999	17	995	17
Junior managers	9,267	77	9,095	84	9,089	98
Employees	15,945	361	16,220	361	16,721	371
Workers	4,910	287	5,259	283	5,659	285
	31,136	741	31,573	745	32,464	771

Schedule of information about compensation of key management personnel

(€ million)	2019	2018	2017
Wages and salaries	28	27	25
Post-employment benefits	2	2	2
Other long-term benefits	12	10	9
Indemnities upon termination of employment	12		7
	54	39	43